Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES WORLD INVESTMENT SERIES, INC.
Prospectus Date	rr_ProspectusDate	Jan. 31, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes International Leaders FundA Portfolio of Federated Hermes World Investment Series, Inc.CLASS A SHARES (TICKER FGFAX)
CLASS C SHARES (TICKER FGFCX)
CLASS R SHARES (TICKER FGFRX)
INSTITUTIONAL SHARES (TICKER FGFLX)
CLASS R6 SHARES (TICKER FGRSX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2023Federated Global Investment Management Corp., the investment adviser to Federated Hermes International Leaders Fund (the “Fund”), a portfolio of Federated Hermes World Investment Series, Inc. (the “Registrant”) has approved a 0.14% decrease to the total net expense ratio for the Fund’s Class A shares and a 0.18% decrease to the total net expense ratios on the Fund’s remaining share classes. This decrease is effective May 1, 2023.Accordingly, in the “Fund Summary Information” section under “Risk/Return Summary: Fees and Expenses,” please delete the Fund’s Fee Table and Example in their entirety and replace them with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Class R Shares (R), Institutional Shares (IS) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 16 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACRISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)5.50%NoneNoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%NoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneNoneExchange FeeNoneNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACRISR6Management Fee0.85%0.85%0.85%0.85%0.85%Distribution (12b-1) Fee0.00%[1]0.75%0.50%NoneNoneOther Expenses0.54%0.54%0.47%0.27%0.19%Total Annual Fund Operating Expenses1.39%2.14%1.82%1.12%1.04%Fee Waivers and/or Expense Reimbursements[2](0.30)%(0.24)%(0.58)%(0.33)%(0.30)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.09%1.90%1.24%0.79%0.74%1The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Directors (the “Directors”).2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2023, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, R, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.89%, 1.23%, 0.78% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$684$966$1,269$2,127Expenses assuming no redemption$684$966$1,269$2,127C:Expenses assuming redemption$317$670$1,149$2,282Expenses assuming no redemption$217$670$1,149$2,282R:Expenses assuming redemption$185$573$985$2,137Expenses assuming no redemption$185$573$985$2,137IS:Expenses assuming redemption$114$356$617$1,363Expenses assuming no redemption$114$356$617$1,363R6:Expenses assuming redemption$106$331$574$1,271Expenses assuming no redemption$106$331$574$1,271April 25, 2023Federated Hermes International Leaders Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455962 (4/23)© 2023 Federated Hermes, Inc.Federated Hermes International Leaders FundA Portfolio of Federated Hermes World Investment Series, Inc.CLASS A SHARES (TICKER FGFAX)
CLASS C SHARES (TICKER FGFCX)
CLASS R SHARES (TICKER FGFRX)
INSTITUTIONAL SHARES (TICKER FGFLX)
CLASS R6 SHARES (TICKER FGRSX)SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2023Federated Global Investment Management Corp., the investment adviser to Federated Hermes International Leaders Fund (the “Fund”), a portfolio of Federated Hermes World Investment Series, Inc. (the “Registrant”) has approved a 0.14% decrease to the total net expense ratio for the Fund’s Class A shares and a 0.18% decrease to the total net expense ratios on the Fund’s remaining share classes. This decrease is effective May 1, 2023.1. Accordingly, in the “Fund Summary Information” section under “Risk/Return Summary: Fees and Expenses,” please delete the Fund’s Fee Table and Example in their entirety and replace them with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Institutional Shares (IS), Class R Shares (R) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 16 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACRISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)5.50%NoneNoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%NoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneNoneExchange FeeNoneNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACRISR6Management Fee0.85%0.85%0.85%0.85%0.85%Distribution (12b-1) Fee0.00%[1]0.75%0.50%NoneNoneOther Expenses0.54%0.54%0.47%0.27%0.19%Total Annual Fund Operating Expenses1.39%2.14%1.82%1.12%1.04%Fee Waivers and/or Expense Reimbursements[2](0.30)%(0.24)%(0.58)%(0.33)%(0.30)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.09%1.90%1.24%0.79%0.74%1The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Directors (the “Directors”).2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2023, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, R, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.89%, 1.23%, 0.78% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$684$966$1,269$2,127Expenses assuming no redemption$684$966$1,269$2,127C:Expenses assuming redemption$317$670$1,149$2,282Expenses assuming no redemption$217$670$1,149$2,282R:Expenses assuming redemption$185$573$985$2,137Expenses assuming no redemption$185$573$985$2,137IS:Expenses assuming redemption$114$356$617$1,363Expenses assuming no redemption$114$356$617$1,363R6:Expenses assuming redemption$106$331$574$1,271Expenses assuming no redemption$106$331$574$1,2712. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES INTERNATIONAL LEADERS FUND – A CLASSANNUAL EXPENSE RATIO: 1.39%MAXIMUM FRONT-END SALES CHARGE: 5.50%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$472.50$9,922,50$683.73$9,791.152$9,791.15$489.56$10,280.71$138.55$10,144.613$10,144.61$507.23$10,651.84$143.56$10,510.834$10,510.83$525.54$11,036.37$148.74$10,890.275$10,890.27$544.51$11,434.78$154.11$11,283.416$11,283.41$564.17$11,847.58$159.67$11,690.747$11,690.74$584.54$12,275.28$165.43$12,112.788$12,112.78$605.64$12,718.42$171.41$12,550.059$12,550.05$627.50$13,177.55$177.59$13,003.1110$13,003.11$650.16$13,635.27$184.01$13,472.52Cumulative$5,571.35$2,126.80FEDERATED HERMES INTERNATIONAL LEADERS FUND – C CLASSANNUAL EXPENSE RATIO: 2.14%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypothetical Beginning InvestmentHypothetical Performance EarningsInvestment After ReturnsHypothetical ExpensesHypothetical Ending Investment1$10,000.00$500.00$10,500.00$217.06$10,286.002$10,286.00$514.30$10,800.30$223.27$10,580.183$10,580.18$529.01$11,109.19$229.65$10,882.774$10,882.77$544.14$11,426.91$236.22$11,194.025$11,194.02$559.70$11,753.72$242.98$11,514.176$11,514.17$575.71$12,089.88$249.93$11,843.487$11,843.48$592.17$12,435.65$257.07$12,182.208$12,182.20$609.11$12,791.31$264.43$12,530.61Converts from Class C to Class AAnnual Expense Ratio: 1.39%9$12,530.61$626.53$13,157.14$177.32$12,982.9710$12,982.97$649.15$13,632.12$183.72$13,451.66Cumulative$5,699.82$2,281.65FEDERATED HERMES INTERNATIONAL LEADERS FUND – R CLASSANNUAL EXPENSE RATIO: 1.82%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$184.89$10,318.002$10,318.00$515.90$10,833.90$190.77$10,646.113$10,646.11$532.31$11,178.42$196.84$10,984.664$10,984.66$549.23$11,533.89$203.10$11,333.975$11,333.97$566.70$11,900.67$209.56$11,694.396$11,694.39$584.72$12,279.11$216.22$12,066.277$12,066.27$603.31$12,669.58$223.10$12,449.988$12,449.98$622.50$13,072.48$230.19$12,845.899$12,845.89$642.29$13,488.18$237.51$13,254.3910$13,254.39$662.72$13,917.11$245.07$13,675.88Cumulative$5,779.68$2,137.25FEDERATED HERMES INTERNATIONAL LEADERS FUND – IS CLASSANNUAL EXPENSE RATIO: 1.12%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$114.17$10,388.002$10,388.00$519.40$10,907.40$118.60$10,791.053$10,791.05$539.55$11,330.60$123.20$11,209.744$11,209.74$560.49$11,770.23$127.98$11,644.685$11,644.68$582.23$12,226.91$132.95$12,096.496$12,096.49$604.82$12,701.31$138.11$12,565.837$12,565.83$628.29$13,194.12$143.47$13,053.388$13,053.38$652.67$13,706.05$149.03$13,559.859$13,559.85$677.99$14,237.84$154.82$14,085.9710$14,085.97$704.30$14,790.27$160.82$14,632.51Cumulative$5,969.74$1,363.15FEDERATED HERMES INTERNATIONAL LEADERS FUND – R6 CLASSANNUAL EXPENSE RATIO: 1.04%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$106.06$10,396.002$10,396.00$519.80$10,915.80$110.26$10,807.683$10,807.68$540.38$11,348.06$114.63$11,235.664$11,235.66$561.78$11,797.44$119.16$11,680.595$11,680.59$584.03$12,264.62$123.88$12,143.146$12,143.14$607.16$12,750.30$128.79$12,624.017$12,624.01$631.20$13,255.21$133.89$13,123.928$13,123.92$656.20$13,780.12$139.19$13,643.639$13,643.63$682.18$14,325.81$144.70$14,183.9210$14,183.92$709.20$14,893.12$150.43$14,745.60Cumulative$5,991.93$1,270.99April 25, 2023Federated Hermes International Leaders Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455960 (4/23)© 2023 Federated Hermes, Inc.
Federated Hermes International Leaders Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes International Leaders FundA Portfolio of Federated Hermes World Investment Series, Inc.CLASS A SHARES (TICKER FGFAX)
CLASS C SHARES (TICKER FGFCX)
CLASS R SHARES (TICKER FGFRX)
INSTITUTIONAL SHARES (TICKER FGFLX)
CLASS R6 SHARES (TICKER FGRSX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2023Federated Global Investment Management Corp., the investment adviser to Federated Hermes International Leaders Fund (the “Fund”), a portfolio of Federated Hermes World Investment Series, Inc. (the “Registrant”) has approved a 0.14% decrease to the total net expense ratio for the Fund’s Class A shares and a 0.18% decrease to the total net expense ratios on the Fund’s remaining share classes. This decrease is effective May 1, 2023.Accordingly, in the “Fund Summary Information” section under “Risk/Return Summary: Fees and Expenses,” please delete the Fund’s Fee Table and Example in their entirety and replace them with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Class R Shares (R), Institutional Shares (IS) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 16 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACRISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)5.50%NoneNoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%NoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneNoneExchange FeeNoneNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACRISR6Management Fee0.85%0.85%0.85%0.85%0.85%Distribution (12b-1) Fee0.00%[1]0.75%0.50%NoneNoneOther Expenses0.54%0.54%0.47%0.27%0.19%Total Annual Fund Operating Expenses1.39%2.14%1.82%1.12%1.04%Fee Waivers and/or Expense Reimbursements[2](0.30)%(0.24)%(0.58)%(0.33)%(0.30)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.09%1.90%1.24%0.79%0.74%1The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Directors (the “Directors”).2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2023, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, R, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.89%, 1.23%, 0.78% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$684$966$1,269$2,127Expenses assuming no redemption$684$966$1,269$2,127C:Expenses assuming redemption$317$670$1,149$2,282Expenses assuming no redemption$217$670$1,149$2,282R:Expenses assuming redemption$185$573$985$2,137Expenses assuming no redemption$185$573$985$2,137IS:Expenses assuming redemption$114$356$617$1,363Expenses assuming no redemption$114$356$617$1,363R6:Expenses assuming redemption$106$331$574$1,271Expenses assuming no redemption$106$331$574$1,271April 25, 2023Federated Hermes International Leaders Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455962 (4/23)© 2023 Federated Hermes, Inc.Federated Hermes International Leaders FundA Portfolio of Federated Hermes World Investment Series, Inc.CLASS A SHARES (TICKER FGFAX)
CLASS C SHARES (TICKER FGFCX)
CLASS R SHARES (TICKER FGFRX)
INSTITUTIONAL SHARES (TICKER FGFLX)
CLASS R6 SHARES (TICKER FGRSX)SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2023Federated Global Investment Management Corp., the investment adviser to Federated Hermes International Leaders Fund (the “Fund”), a portfolio of Federated Hermes World Investment Series, Inc. (the “Registrant”) has approved a 0.14% decrease to the total net expense ratio for the Fund’s Class A shares and a 0.18% decrease to the total net expense ratios on the Fund’s remaining share classes. This decrease is effective May 1, 2023.1. Accordingly, in the “Fund Summary Information” section under “Risk/Return Summary: Fees and Expenses,” please delete the Fund’s Fee Table and Example in their entirety and replace them with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Institutional Shares (IS), Class R Shares (R) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 16 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACRISR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)5.50%NoneNoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%NoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneNoneExchange FeeNoneNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACRISR6Management Fee0.85%0.85%0.85%0.85%0.85%Distribution (12b-1) Fee0.00%[1]0.75%0.50%NoneNoneOther Expenses0.54%0.54%0.47%0.27%0.19%Total Annual Fund Operating Expenses1.39%2.14%1.82%1.12%1.04%Fee Waivers and/or Expense Reimbursements[2](0.30)%(0.24)%(0.58)%(0.33)%(0.30)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.09%1.90%1.24%0.79%0.74%1The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Directors (the “Directors”).2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2023, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, R, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.89%, 1.23%, 0.78% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$684$966$1,269$2,127Expenses assuming no redemption$684$966$1,269$2,127C:Expenses assuming redemption$317$670$1,149$2,282Expenses assuming no redemption$217$670$1,149$2,282R:Expenses assuming redemption$185$573$985$2,137Expenses assuming no redemption$185$573$985$2,137IS:Expenses assuming redemption$114$356$617$1,363Expenses assuming no redemption$114$356$617$1,363R6:Expenses assuming redemption$106$331$574$1,271Expenses assuming no redemption$106$331$574$1,2712. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES INTERNATIONAL LEADERS FUND – A CLASSANNUAL EXPENSE RATIO: 1.39%MAXIMUM FRONT-END SALES CHARGE: 5.50%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$472.50$9,922,50$683.73$9,791.152$9,791.15$489.56$10,280.71$138.55$10,144.613$10,144.61$507.23$10,651.84$143.56$10,510.834$10,510.83$525.54$11,036.37$148.74$10,890.275$10,890.27$544.51$11,434.78$154.11$11,283.416$11,283.41$564.17$11,847.58$159.67$11,690.747$11,690.74$584.54$12,275.28$165.43$12,112.788$12,112.78$605.64$12,718.42$171.41$12,550.059$12,550.05$627.50$13,177.55$177.59$13,003.1110$13,003.11$650.16$13,635.27$184.01$13,472.52Cumulative$5,571.35$2,126.80FEDERATED HERMES INTERNATIONAL LEADERS FUND – C CLASSANNUAL EXPENSE RATIO: 2.14%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypothetical Beginning InvestmentHypothetical Performance EarningsInvestment After ReturnsHypothetical ExpensesHypothetical Ending Investment1$10,000.00$500.00$10,500.00$217.06$10,286.002$10,286.00$514.30$10,800.30$223.27$10,580.183$10,580.18$529.01$11,109.19$229.65$10,882.774$10,882.77$544.14$11,426.91$236.22$11,194.025$11,194.02$559.70$11,753.72$242.98$11,514.176$11,514.17$575.71$12,089.88$249.93$11,843.487$11,843.48$592.17$12,435.65$257.07$12,182.208$12,182.20$609.11$12,791.31$264.43$12,530.61Converts from Class C to Class AAnnual Expense Ratio: 1.39%9$12,530.61$626.53$13,157.14$177.32$12,982.9710$12,982.97$649.15$13,632.12$183.72$13,451.66Cumulative$5,699.82$2,281.65FEDERATED HERMES INTERNATIONAL LEADERS FUND – R CLASSANNUAL EXPENSE RATIO: 1.82%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$184.89$10,318.002$10,318.00$515.90$10,833.90$190.77$10,646.113$10,646.11$532.31$11,178.42$196.84$10,984.664$10,984.66$549.23$11,533.89$203.10$11,333.975$11,333.97$566.70$11,900.67$209.56$11,694.396$11,694.39$584.72$12,279.11$216.22$12,066.277$12,066.27$603.31$12,669.58$223.10$12,449.988$12,449.98$622.50$13,072.48$230.19$12,845.899$12,845.89$642.29$13,488.18$237.51$13,254.3910$13,254.39$662.72$13,917.11$245.07$13,675.88Cumulative$5,779.68$2,137.25FEDERATED HERMES INTERNATIONAL LEADERS FUND – IS CLASSANNUAL EXPENSE RATIO: 1.12%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$114.17$10,388.002$10,388.00$519.40$10,907.40$118.60$10,791.053$10,791.05$539.55$11,330.60$123.20$11,209.744$11,209.74$560.49$11,770.23$127.98$11,644.685$11,644.68$582.23$12,226.91$132.95$12,096.496$12,096.49$604.82$12,701.31$138.11$12,565.837$12,565.83$628.29$13,194.12$143.47$13,053.388$13,053.38$652.67$13,706.05$149.03$13,559.859$13,559.85$677.99$14,237.84$154.82$14,085.9710$14,085.97$704.30$14,790.27$160.82$14,632.51Cumulative$5,969.74$1,363.15FEDERATED HERMES INTERNATIONAL LEADERS FUND – R6 CLASSANNUAL EXPENSE RATIO: 1.04%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$106.06$10,396.002$10,396.00$519.80$10,915.80$110.26$10,807.683$10,807.68$540.38$11,348.06$114.63$11,235.664$11,235.66$561.78$11,797.44$119.16$11,680.595$11,680.59$584.03$12,264.62$123.88$12,143.146$12,143.14$607.16$12,750.30$128.79$12,624.017$12,624.01$631.20$13,255.21$133.89$13,123.928$13,123.92$656.20$13,780.12$139.19$13,643.639$13,643.63$682.18$14,325.81$144.70$14,183.9210$14,183.92$709.20$14,893.12$150.43$14,745.60Cumulative$5,991.93$1,270.99April 25, 2023Federated Hermes International Leaders Fund
Federated Hermes Funds
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